Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. These leases are recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made.

Operating lease costs recorded in general and administrative expenses in the condensed consolidated statements of operations were $196,574 and $163,965 for the three months ended March 31, 2025, and 2024, respectively.

The Company also leases multiple vehicles for its operations. The leases on vehicles generally have a 5-year term and are recorded as finance leases.

Finance lease costs recorded in depreciation and amortization in the condensed consolidated statements of operations were $34,119 and $34,118 for the three months ended March 31, 2025, and 2024, respectively. Finance lease costs recorded in interest expense in the condensed consolidated statements of operations were $11,174 and $14,332 for the three months ended March 31, 2025, and 2024, respectively.

The following amounts were recorded in the Company’s condensed consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.25	2.39
Finance leases	3.03	3.28
Weighted average discount rate
Operating leases	5.03%	4.97%
Finance leases	9.76%	9.76%

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Operating leases

Years	Operating Leases
2025	455,442
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,286,166
Less interest	68,203
Present value of lease liabilities	1,217,963

Finance leases

Years	Finance Leases
2025	128,607
2026	171,476
2027	171,476
2028	47,607
Total lease payments	519,166
Less interest	71,591
Present value of lease liabilities	447,575

The Company has deposited security payments related to the facility leases of $75,135 included in the accompanying condensed consolidated balance sheets as other assets.

NOTE 9 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. These leases are recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made.

Operating lease costs recorded in general and administrative expenses in the consolidated statements of operations were $719,049 and $599,873 for the years ended December 31, 2024, and 2023, respectively.

The Company also leases multiple vehicles for its operations. The leases on vehicles generally have a 5-year term and are recorded as finance leases.

Finance lease costs recorded in depreciation and amortization in the consolidated statements of operations were $136,472 and $98,881 for the years ended December 31, 2024, and 2023, respectively. Finance lease costs recorded in interest expense in the consolidated statements of operations were $52,100 and $44,506 for the years ended December 31, 2024, and 2023, respectively.

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.39	2.86
Finance leases	3.28	4.28
Weighted average discount rate
Operating leases	4.97%	4.26%
Finance leases	9.76%	9.75%

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Operating leases

Years	Operating Leases
2025	636,225
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,466,949
Less interest	84,135
Present value of lease liabilities	1,382,814

Finance leases

Years	Finance Leases
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	562,035
Less interest	82,764
Present value of lease liabilities	479,271

The Company has deposited security payments related to the facility leases of $80,794 included in the accompanying consolidated balance sheets as other assets.